Employee Benefit Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Percentage for eligible employee contributions	3.00%
Defined benefit plan contributions by employer percent	6.00%
Contribution to the defined benefit plan for the current plan year	$ 1,200,000
2018 minimum required contribution for the 2017 plan year	$ 931,000
Assumed overall expected long-term rate of return on pension plan assets (in percent)	6.75%	7.00%	7.00%
Annual return on plan assets	17.40%	8.20%	(0.40%)	8.30%	19.10%
Defined benefit obligation expense in 2018	$ 1,700,000	$ 1,400,000